Employee benefits - Summary of Sensitivity Analysis for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions	12 Months Ended
Mar. 31, 2020 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.25%
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ 36,478.5
Impact on scheme liabilities, due to decrease in assumption	36,478.5
Impact on service cost, due to increase in assumption	654.7
Impact on service cost, due to decrease in assumption	₨ 654.7
Actuarial assumption of expected rates of inflation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.25%
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ 21,513.0
Impact on scheme liabilities, due to decrease in assumption	21,513.0
Impact on service cost, due to increase in assumption	280.6
Impact on service cost, due to decrease in assumption	₨ 280.6
Mortality rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1 year
Change in assumption, decrease	1 year
Impact on scheme liabilities, due to increase in assumption	₨ 26,189.7
Impact on scheme liabilities, due to decrease in assumption	26,189.7
Impact on service cost, due to increase in assumption	374.1
Impact on service cost, due to decrease in assumption	₨ 374.1